Administrative, operative, and project expenses	6 Months Ended
Jun. 30, 2024
Administrative, operative, and project expenses
Administrative, operative, and project expenses
26.	Administrative, operation and project expenses

	Six-month period ended June 30,
	2024	2023

	(Unaudited)
Administration expenses
General expenses	909,471	1,011,675
Labor expenses	950,928	937,627
Depreciation and amortization	217,611	238,832
Taxes	49,649	48,508
	2,127,659	2,236,642
Operation and project expenses
Exploration expenses (1)	824,819	498,677
Commissions, fees, freights, and services	768,696	836,283
Taxes	438,275	411,330
Labor expenses	211,473	195,771
Fee for regulatory entities	176,324	154,092
Maintenance	34,806	43,861
Depreciation and amortization	22,972	37,556
Other	138,398	21,723
	2,615,763	2,199,293
(1)

As of June 30, 2024, it mainly includes i) the disposals of Orca1, Morito, Machin1, Arauca-15 and Anturio wells and seismic work and studies in Ecopetrol SA., ii) the disposals of Milonga and Sabanales wells and exploratory and seismic expenses in Llanos, VIM8, Perdices, Cor-9, SN-18, Upar, Vim-42, Guajira-gas in Hocol S.A. and iii) exploratory and seismic expenses in Ecopetrol Brasil.